Average Annual Total Returns - Class A C I R6 T and WP Shares - Voya Global High Dividend Low Volatility Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A MSCI World Value IndexSM, 1 Yr		Class A MSCI World Value IndexSM, 5 Yrs		Class A MSCI World Value IndexSM, 10 Yrs		Class A MSCI World Value IndexSM, Since Inception	Class A MSCI World IndexSM, 1 Yr		Class A MSCI World IndexSM, 5 Yrs		Class A MSCI World IndexSM, 10 Yrs		Class A MSCI World IndexSM, Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C MSCI World Value IndexSM, 1 Yr		Class C MSCI World Value IndexSM, 5 Yrs		Class C MSCI World Value IndexSM, 10 Yrs		Class C MSCI World Value IndexSM, Since Inception	Class C MSCI World IndexSM, 1 Yr		Class C MSCI World IndexSM, 5 Yrs		Class C MSCI World IndexSM, 10 Yrs		Class C MSCI World IndexSM, Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI World Value IndexSM, 1 Yr		Class I MSCI World Value IndexSM, 5 Yrs		Class I MSCI World Value IndexSM, 10 Yrs		Class I MSCI World Value IndexSM, Since Inception	Class I MSCI World IndexSM, 1 Yr		Class I MSCI World IndexSM, 5 Yrs		Class I MSCI World IndexSM, 10 Yrs		Class I MSCI World IndexSM, Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W MSCI World Value IndexSM, 1 Yr		Class W MSCI World Value IndexSM, 5 Yrs		Class W MSCI World Value IndexSM, 10 Yrs		Class W MSCI World Value IndexSM, Since Inception	Class W MSCI World IndexSM, 1 Yr		Class W MSCI World IndexSM, 5 Yrs		Class W MSCI World IndexSM, 10 Yrs		Class W MSCI World IndexSM, Since Inception
Total	(6.88%)	5.99%	3.28%		Apr. 19, 2093	(7.36%)	5.40%	2.60%		(3.56%)	4.50%	2.41%		(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(2.88%)	6.45%	3.11%		Apr. 19, 2093	(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(0.96%)	7.52%	4.15%		Sep. 06, 2006	(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(0.93%)	7.52%	4.15%		Jun. 01, 2009	(1.16%)	[1]	7.15%	[1]	6.76%	[1]	[1]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]

[1]	Effective December 31, 2020 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI World Value IndexSM because the MSCI World Value IndexSM is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.